United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.1%
		Non-Agency Mortgage—0.1%
$6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.399%, 2/25/2024	$6,017,473
2,176,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 1.849%, 4/25/2024	2,145,058
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $8,128,967)	8,162,531
		CORPORATE BONDS—39.7%
		Basic Industry - Chemicals—0.5%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,595,034
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,671,330
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	545,195
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,112,817
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,021,777
300,000		Praxair, Inc., 3.25%, 9/15/2015	300,297
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	9,633,135
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,853,386
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,647,674
		TOTAL	29,380,645
		Basic Industry - Metals & Mining—2.0%
500,000		Alcoa, Inc., 5.87%, 2/23/2022	520,000
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,468,163
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,780,337
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	923,313
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,044,775
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,374,975
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,192,727
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	3,623,925
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,411,100
4,400,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	4,488,000
3,300,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	3,295,875
3,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	3,231,750
4,515,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	4,165,088
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,422,421
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,497,562
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,206,464
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,216,700
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,766,800
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,602,041
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,043,422
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,019,979
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,638,795
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,570,577
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,104,507
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,111,626
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,281,202
13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	15,495,582
		TOTAL	127,497,706

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—0.3%
$3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	$3,419,278
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,476,977
114,000		Westvaco Corp., 7.65%, 3/15/2027	124,645
750,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	795,232
8,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.625%, 9/15/2023	8,492,656
		TOTAL	18,308,788
		Capital Goods - Aerospace & Defense—0.4%
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,223,350
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,468,451
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,469,375
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,755,278
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,460,550
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,786,540
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,096,249
		TOTAL	23,259,793
		Capital Goods - Building Materials—0.4%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	492,750
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,620,872
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,074,200
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	6,969,285
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	3,054,369
		TOTAL	28,211,476
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,892,012
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	75,574
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	493,256
		TOTAL	8,460,842
		Capital Goods - Diversified Manufacturing—0.6%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,095,147
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,205,567
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,247,416
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	432,272
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,540,750
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,172,889
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,641,693
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,903,709
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,350,832
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	10,123,291
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,639,700
		TOTAL	39,353,266
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,568,285
		Communications - Cable & Satellite—0.9%
5,625,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	5,595,069
4,585,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	4,662,464
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,276,445
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,637,963
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,875,292
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,209,776

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$3,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	$3,034,224
3,200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	2,991,910
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,001,885
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,605,790
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,898,761
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	6,325,998
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,046,095
		TOTAL	57,161,672
		Communications - Media & Entertainment—1.9%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,720,189
230,000		21st Century Fox America, Inc., 8.00%, 10/17/2016	247,040
600,000		21st Century Fox America, Inc., Sr. Note, Series C, 6.90%, 8/15/2039	720,737
7,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	6,739,558
5,200,000		CBS Corp., 4.90%, 8/15/2044	4,600,617
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,201,632
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,958,292
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,381,578
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	9,732,440
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,245,857
6,250,000	[1,2]	McGraw Hill Financial, Inc., Sr. Unsecd. Note, Series 144A, 4.40%, 2/15/2026	6,226,000
3,355,000	[1,2]	McGraw Hill Financial, Inc., Unsecd. Note, Series 144A, 4.00%, 6/15/2025	3,250,472
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	14,868,360
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,394,557
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,118,386
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,197,360
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,131,446
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,526,095
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,765,127
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,643,438
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,504,503
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.50%, 3/1/2021	4,052,100
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	9,317,770
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,815,833
		TOTAL	126,359,387
		Communications - Telecom Wireless—0.5%
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,254,541
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,656,650
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,264,181
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,634,506
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,290,953
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,472,699
		TOTAL	31,573,530
		Communications - Telecom Wirelines—1.5%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,726,262
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,861,406
3,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	3,020,447
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	5,531,784
4,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	4,262,625
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	13,871,800

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	$2,191,560
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,869,214
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,613,044
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,246,515
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,368,414
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,226,950
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,667,686
20,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	23,697,700
		TOTAL	96,155,407
		Consumer Cyclical - Automotive—1.5%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,785,397
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,016,440
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,495,972
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,803,404
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,191,889
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,766,344
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,130,300
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,272,075
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	5,324,085
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,200,671
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,042,571
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,015,477
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,369,682
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	5,102,980
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,250,457
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,370,552
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,002,721
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,232,038
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,269,614
		TOTAL	94,642,669
		Consumer Cyclical - Leisure—0.4%
15,225,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	15,866,856
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,288,500
		TOTAL	29,155,356
		Consumer Cyclical - Lodging—0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,473,500
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,750,367
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,353
		TOTAL	8,231,220
		Consumer Cyclical - Retailers—0.9%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,180,660
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,868,258
8,900,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	8,558,881
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,818,658
500,000		CVS Health Corp., 4.75%, 5/18/2020	543,012
480,908	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	522,593
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,769,719
2,475,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	2,535,734
2,560,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,671,532

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	$1,881,676
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	10,416,930
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,788,547
2,950,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	2,902,711
10,400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.30%, 4/22/2024	10,501,036
		TOTAL	60,959,947
		Consumer Cyclical - Services—0.1%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,665,478
3,050,000		Expedia, Inc., 4.50%, 8/15/2024	3,046,715
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,748,166
		TOTAL	8,460,359
		Consumer Non-Cyclical - Food/Beverage—1.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	273,515
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,055,500
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,192,833
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,433,396
11,038,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	11,220,800
8,425,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 5.20%, 7/15/2045	8,873,294
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,741,854
5,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	5,127,165
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	5,800,581
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	200,394
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	262,327
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	251,480
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	1,526,314
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,487,504
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,194,563
		TOTAL	69,641,520
		Consumer Non-Cyclical - Health Care—0.6%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,941,898
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,775,693
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,438,429
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,199,610
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,686,502
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,566,242
2,360,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	2,303,730
4,100,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	3,935,123
11,500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	10,410,536
		TOTAL	36,257,763
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
5,500,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	5,441,062
1,925,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	1,896,722
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,737,724
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,410,005
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,498,428
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,884,824
12,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	12,198,792
8,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	9,675,653
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,212,640

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	$1,270,370
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	554,374
		TOTAL	48,780,594
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	834,148
3,000,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	2,916,594
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,209,258
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	1,988,407
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	493,006
		TOTAL	10,441,413
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,773,862
		Consumer Non-Cyclical - Tobacco—0.6%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,403,276
8,700,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	8,851,833
7,410,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	7,572,813
10,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	10,628,865
10,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	11,332,847
		TOTAL	40,789,634
		Energy - Independent—0.8%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	9,667,100
10,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	9,660,360
7,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	7,176,740
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,659,386
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,737,945
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,407,000
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,329,500
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	853,480
		TOTAL	50,491,511
		Energy - Integrated—1.2%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,366,822
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,238,976
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,054,551
100,000		BP PLC, Deb., 8.75%, 3/1/2032	136,500
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,807,286
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,404,808
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,192,112
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,083,390
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	4,791,400
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,497,689
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	6,540,019
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	4,883,924
12,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	10,088,960
7,110,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	6,783,644
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	972,373
		TOTAL	77,842,454
		Energy - Midstream—0.8%
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	14,673,705
5,275,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	5,048,745

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	$1,211,371
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	6,960,238
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	426,617
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,520,160
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	5,596,552
500,000		Sunoco, Inc., 5.75%, 1/15/2017	521,115
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,545,915
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	8,297,970
2,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	2,403,343
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,353,432
		TOTAL	51,559,163
		Energy - Oil Field Services—0.4%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,504,327
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	5,814,507
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,660,227
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,916,738
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,798,258
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	223,702
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,052,828
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	5,458,570
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,234,217
		TOTAL	27,663,374
		Energy - Refining—0.3%
2,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	2,219,877
6,500,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	5,733,962
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,446,785
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,794,911
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,915,002
		TOTAL	21,110,537
		Financial Institution - Banking—6.8%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	542,104
9,995,000		American Express Co., 2.65%, 12/2/2022	9,587,544
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	1,997,464
580,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 9/15/2015	580,395
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	8,774,085
7,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	7,302,021
10,000,000		Bank of America Corp., Series MTN, 3.875%, 8/1/2025	10,111,990
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,164,664
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,204,866
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,813,920
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,313,700
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,067,416
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,485,390
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	555,237
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,390,936
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,812,324
11,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	11,758,896
500,000		Barclays Bank PLC, Series BKNT, 5.125%, 1/8/2020	556,111
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,173,072

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	$10,425,275
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,094,630
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,779,809
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,998,595
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,780,438
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,509,141
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,835,355
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,737,278
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,226,776
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	318,618
4,500,000		Comerica, Inc., 3.80%, 7/22/2026	4,427,581
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,529,585
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	5,917,344
1,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,853,021
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	552,338
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	506,106
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,530,904
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,854,045
3,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	3,032,424
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,567,929
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	556,273
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,048,421
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,971,790
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	13,308,576
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	525,172
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,267,778
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,166,514
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,066,928
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,655,733
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,475,724
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,474,338
3,000,000		JPMorgan Chase & Co., Series MTN, 2.124%, 2/25/2021	2,961,600
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	7,948,458
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,685,240
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,845,016
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,131,307
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,251,728
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	4,988,300
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,201,388
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	543,202
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,058,620
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,852,315
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,673,399
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	562,802
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.96%, 5/17/2023	1,997,500
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	6,960,966
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,268,350
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,328,243
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,441,787

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,400,000		National City Bank, Series BKNT, 5.25%, 12/15/2016	$3,564,336
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,183,420
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,320,660
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.936%, 3/29/2049	458,750
495,974	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	260,882
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	762,174
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,019,689
7,660,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	7,707,722
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	558,145
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,035,234
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	537,939
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,647,081
17,000,000		Wells Fargo & Co., 2.125%, 4/22/2019	16,991,075
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,333,895
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,926,500
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,107,071
		TOTAL	438,301,368
		Financial Institution - Broker/Asset Mgr/Exchange—1.3%
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,865,119
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,168,101
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	605,317
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,565,825
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,609,366
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,732,306
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,132,492
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,323,324
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,476,900
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,759,950
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,386,136
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,210,189
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,544,920
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,081,948
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,144,118
		TOTAL	87,606,011
		Financial Institution - Finance Companies—1.2%
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,567,172
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,477,439
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,316,663
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,880,240
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,735,338
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	656,129
10,000,000		General Electric Capital Corp., Series GMTN, 3.45%, 5/15/2024	10,202,250
1,750,000		General Electric Capital Corp., Series GMTN, 5.625%, 9/15/2017	1,893,180
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	390,557
770,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.10%, 1/9/2023	771,855
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	564,315
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,296,253
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	9,680,449
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,094,770

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	$205,547
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,144,344
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,616,250
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,017,717
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,303,965
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,041,600
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,425,889
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	977,885
		TOTAL	79,259,807
		Financial Institution - Insurance - Health—0.3%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,013,341
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	6,871,888
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,407,666
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,284,646
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,020,699
		TOTAL	17,598,240
		Financial Institution - Insurance - Life—1.9%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	741,212
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,842,000
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,071,970
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	958,661
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,171,435
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,692,950
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,007,406
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,093,320
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	505,220
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,963,091
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,066,518
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,962,819
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,737,218
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,546,979
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,488,100
8,000,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	8,028,808
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	330,048
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	572,190
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,601,993
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,624,648
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,791,205
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,183,688
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,293,426
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	505,019
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	5,864,112
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	269,229
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,438,034
		TOTAL	126,351,299
		Financial Institution - Insurance - P&C—1.0%
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	520,858
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,631,306
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,090,667

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	$5,899,551
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,176,301
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,592,243
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,453,256
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,267,182
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	848,642
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,926,443
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,762,544
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,088,815
75,000		Loews Corp., 5.25%, 3/15/2016	76,600
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,860,301
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	7,894,800
		TOTAL	63,089,509
		Financial Institution - REIT - Apartment—0.4%
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	9,942,127
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,809,724
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,239,990
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	9,942,521
		TOTAL	25,934,362
		Financial Institution - REIT - Healthcare—0.3%
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,585,643
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,866,311
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,107,261
4,100,000		Healthcare Trust of America, 3.70%, 4/15/2023	3,998,107
		TOTAL	16,557,322
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	2,978,556
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,116,016
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,443,834
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,067,756
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,932,825
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	314,625
		TOTAL	20,853,612
		Financial Institution - REIT - Other—0.4%
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,118,600
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,006,570
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,110,664
2,309,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,669,975
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,105,250
		TOTAL	27,011,059
		Financial Institution - REIT - Retail—0.3%
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	939,383
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	6,983,480
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,256,054
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,575,662
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,711,519
		TOTAL	17,466,098
		Financial Institution - REITs—0.1%
4,610,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,485,230

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Municipal Services—0.0%
$790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	$871,489
1,525,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,657,263
		TOTAL	2,528,752
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,742,435
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,181,922
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,036,338
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,172,755
		TOTAL	14,133,450
		Technology—2.0%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,388,681
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,682,998
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	9,467,414
1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,974,699
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,962,300
250,000		Corning, Inc., 4.25%, 8/15/2020	273,274
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,337,679
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,363,202
10,400,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	10,283,884
1,975,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	1,915,572
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,869,793
400,000		IBM Corp., 1.875%, 5/15/2019	396,240
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,562,604
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,001,587
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,070,908
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,005,166
11,630,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	11,216,437
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,205,075
4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,704,855
10,000,000		Oracle Corp., 5.00%, 7/8/2019	11,040,010
7,000,000		Oracle Corp., 6.50%, 4/15/2038	8,882,055
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,017,448
10,000,000		Oracle Corp., Sr. Unsecd. Note, 2.25%, 10/8/2019	10,049,200
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	552,422
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,000,926
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,769,691
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,045,453
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	7,815,896
		TOTAL	132,855,469
		Transportation - Airlines—0.2%
221,511		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	240,063
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	11,228,047
		TOTAL	11,468,110
		Transportation - Railroads—0.7%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,870,056
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,058,340
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,211,709
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,767,056
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,345,917

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$5,925,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	$5,672,162
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	7,919,704
2,000,000		Union Pacific Corp., 5.65%, 5/1/2017	2,143,454
3,830,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	3,879,729
5,000,000		Union Pacific Corp., Sr. Unsecd. Note, 3.25%, 1/15/2025	4,956,660
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,237,330
		TOTAL	44,062,117
		Transportation - Services—0.6%
7,702,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	8,420,011
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,000,114
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,834,625
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,770,166
11,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.20%, 7/15/2020	11,021,274
5,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	5,577,327
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,104,363
		TOTAL	41,727,880
		Utility - Electric—2.0%
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,055,615
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,770,167
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	934,815
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,567,246
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,056,366
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	428,878
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,536,030
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	521,718
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,335,875
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,690,192
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	267,592
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	594,653
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,123,870
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,134,163
1,020,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,039,614
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,961,195
492,205	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	510,734
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,608,683
2,960,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	2,974,347
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,531,114
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,153,119
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,878,118
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,548,497
3,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	3,306,310
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,010,504
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	934,891
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	329,308
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,415,110
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,530,366
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,552,682
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,370,621
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	451,882

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	$554,426
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	573,577
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,817,727
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,648,503
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,212,528
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,726,437
		TOTAL	126,657,473
		Utility - Natural Gas—0.7%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	663,670
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,542,837
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	9,778,669
4,000,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	3,820,120
2,400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	2,305,445
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,939,533
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,564,900
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,923,632
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,236,193
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,346,655
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,721,893
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,291,954
		TOTAL	44,135,501
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,498,014,722)	2,573,174,842
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
10,280		FNMA ARM 681769, 2.153%, 1/01/2033	10,924
		Government National Mortgage Association—0.0%
818		GNMA2 ARM 8717, 1.625%, 10/20/2025	838
2,087		GNMA2 ARM 80201, 30 Year, 2.00%, 5/20/2028	2,161
		TOTAL	2,999
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,599)	13,923
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,006,475
		Financial Institution - Finance Companies—0.0%
137,064		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	102,728
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.298%, 6/17/2030	6,035,966
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,137,178)	8,145,169
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Agency Commercial Mortgage-Backed Securities—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.743%, 11/25/2045	8,271,970
		Commercial Mortgage—3.2%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.002%, 2/10/2051	8,232,266
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,839,648
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,899,705
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,957,977
4,070,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,454,462

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.10%, 6/10/2046	$7,320,035
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,380,635
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,532,538
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,340,997
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,792,400
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,899,129
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.64%, 9/10/2047	8,235,605
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,676,475
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,387,261
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	14,026,217
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.475%, 2/12/2051	7,345,546
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.277%, 12/12/2049	18,145,495
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,038,494
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,226,390
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	14,940,866
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,623,644
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,388,044
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,809,851
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,142,263
		TOTAL	206,635,943
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $209,402,404)	214,907,913
		GOVERNMENT AGENCIES—0.0%
		Federal Farm Credit System—0.0%
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,963
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	249,986
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $349,897)	349,949
		U.S. TREASURIES—11.8%
		U.S. Treasury Bonds—4.7%
57,510,000	[5]	United States Treasury Bond, 2.50%, 2/15/2045	52,075,754
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	114,891,003
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,017,578
55,000,000		United States Treasury Bond, 3.00%, 11/15/2044	55,257,813
47,950,000		United States Treasury Bond, 3.125%, 8/15/2044	49,381,945
2,500,000	[5]	United States Treasury Bond, 3.50%, 2/15/2039	2,773,047
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,487,063
7,700,000	[5]	United States Treasury Bond, 4.50%, 2/15/2036	9,914,502
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,587,598
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,440,039
		TOTAL	299,826,342
		U.S. Treasury Notes—7.1%
250,000		U.S. Treasury Note, 0.00%, 11/15/2022	217,353
300,000		U.S. Treasury Note, 0.00%, 11/15/2026	230,161
250,000		U.S. Treasury Note, 0.00%, 11/15/2041	112,824
1,000,000		United States Treasury Note, 1.125%, 4/30/2020	982,217
2,000,000		United States Treasury Note, 1.25%, 11/30/2018	2,004,688
40,000,000		United States Treasury Note, 1.25%, 2/29/2020	39,568,360
2,000,000		United States Treasury Note, 1.50%, 3/31/2019	2,016,074
500,000		United States Treasury Note, 1.50%, 1/31/2022	488,070

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$33,000,000		United States Treasury Note, 1.625%, 12/31/2019	$33,238,478
3,000,000	[5]	United States Treasury Note, 1.625%, 8/15/2022	2,935,546
51,600,000		United States Treasury Note, 1.75%, 3/31/2022	51,082,034
9,500,000		United States Treasury Note, 1.875%, 5/31/2022	9,468,350
10,000,000		United States Treasury Note, 2.00%, 10/31/2021	10,085,260
40,000,000	[5]	United States Treasury Note, 2.00%, 2/15/2025	39,251,736
5,000,000	[6]	United States Treasury Note, 2.125%, 6/30/2021	5,090,849
15,000,000		United States Treasury Note, 2.125%, 5/15/2025	14,866,510
52,390,000		United States Treasury Note, 2.375%, 8/15/2024	53,223,782
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,849,569
13,281,408		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	12,979,463
32,041,775	[6]	U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	31,906,286
46,842,260		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	46,717,379
42,169,600	[6]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	41,204,313
61,357,800		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	61,457,267
		TOTAL	460,976,569
		TOTAL U.S. TREASURIES (IDENTIFIED COST $758,676,408)	760,802,911
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
15,565		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	17,381
10,783		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	12,302
24,286		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	25,150
6,357		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	6,583
24,417		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	27,802
171,856		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	187,292
228,193		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	245,872
770		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	784
		TOTAL	523,166
		Federal National Mortgage Association—0.0%
11,865		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	14,064
38,879		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	42,504
23,743		Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	24,645
61,930		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	69,313
54,662		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	56,847
48,921		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	54,998
		TOTAL	262,371
		Government National Mortgage Association—0.1%
7,041		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	8,130
4,887		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	5,655
4,636		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,400
10,519		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	12,178
12,958		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	14,397
13,602		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	15,696
305		Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	337
4,832		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	5,660
989		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,145
13,391		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	15,561
8,244		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	9,559
8,599		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	9,974

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$67,936	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	$76,137
49,699	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	55,705
15,553	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	17,440
74,189	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	83,187
87,592	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	98,242
46,039	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	52,020
109,459	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	121,401
46,771	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	51,879
41,411	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	46,492
108,384	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	120,392
20,677	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	23,637
11,172	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	13,051
10,449	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	12,299
508	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	593
462	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	546
2,375	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,813
118	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	142
96,802	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	112,025
2,523	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,947
1,897	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,175
20,634	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	24,780
61,791	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	72,794
524	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	612
99,561	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	108,389
75,443	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	85,463
1,079,135	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,223,542
177,951	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	194,478
284,519	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	312,804
32,357	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	36,461
31,259	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	36,193
33,553	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	38,071
	TOTAL	3,130,402
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,512,429)	3,915,939
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	11,376,910
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	9,306,200
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,044,640)	20,683,110
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.0%
349,171	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.477%, 8/15/2039	350,497
	Federal Home Loan Mortgage Corporation—0.1%
1,907,171	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,120,395
413,023	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	433,011
330,003	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	362,763
1,683,589	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	1,869,869
	TOTAL	4,786,038

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.0%
$2,462		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	$2,604
1,214		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	1,319
188,087		Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	194,769
2,000,000		Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,373,343
		TOTAL	2,572,035
		Government National Mortgage Association—0.1%
96,828		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	99,164
3,800,000		Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,238,962
732,527		Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	786,464
13,357		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	13,486
		TOTAL	5,138,076
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,944,562)	12,846,646
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
22,100,000		United Mexican States, 4.75%, 3/8/2044 (IDENTIFIED COST $23,040,701)	20,608,250
		PREFERRED STOCK—0.0%
		Financial Institution - Finance Companies—0.0%
13	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $3,957)	13,210
		INVESTMENT COMPANIES—43.5%[7]
4,059,512		Emerging Markets Fixed Income Core Fund	139,684,573
5,523,155		Federated Bank Loan Core Fund	55,397,243
174,370,823		Federated Mortgage Core Portfolio	1,728,014,860
14,013,089		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[8]	14,013,089
32,014,598		Federated Project and Trade Finance Core Fund	299,016,341
94,224,213		High Yield Bond Portfolio	583,247,876
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,775,128,831)	2,819,373,982
		REPURCHASE AGREEMENT—0.7%
40,993,000		Interest in $630,000,000 joint repurchase agreement 0.14%, dated 8/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $630,002,450 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $648,902,524 (purchased with proceeds from securities lending collateral). (AT COST)	40,993,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $6,356,391,295)[9]	6,483,991,375
		OTHER ASSETS AND LIABILITIES - NET— (0.1)%[10]	(7,108,344)
		TOTAL NET ASSETS—100%	$6,476,883,031
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	7,183	$1,569,261,031	December 2015	$(3,414,906)
11U.S. Treasury Long Bond Futures	400	$61,850,000	December 2015	$1,920,963
11U.S. Treasury Ultra Bond Long Futures	175	$27,721,094	December 2015	$1,003,117
11U.S. Treasury Note 5-Year Short Futures	4,244	$506,892,750	December 2015	$(2,428,630)
11U.S. Treasury Note 10-Year Short Futures	11,834	$1,503,657,625	December 2015	$13,132,621
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$10,213,165
[cag:pb]

The average notional value of long and short futures contracts held by the Fund throughout the period was $1,350,838,010 and $1,277,544,985, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/15/2015	Morgan Stanley	10,405,000 AUD	9,863,732 CAD	$(108,266)
10/15/2015	JPMorgan Chase	20,249,413 CAD	$15,600,000	$(209,977)
10/15/2015	Bank of America, N.A.	13,187,500 EUR	$14,488,711	$319,263
10/15/2015	Bank of America, N.A.	13,187,500 EUR	$14,576,803	$231,171
10/15/2015	Bank of America, N.A.	13,187,500 EUR	$14,608,717	$199,257
10/15/2015	Bank of America, N.A.	13,187,500 EUR	$14,615,047	$192,927
10/15/2015	Goldman Sachs	14,600,000 EUR	$16,384,850	$9,191
10/15/2015	Barclays Bank PLC	14,600,000 EUR	$16,777,444	$(383,403)
10/15/2015	Bank of America, N.A.	14,975,000 EUR	$16,438,806	$376,315
10/15/2015	Bank of America, N.A.	27,200,000 EUR	$30,773,536	$(231,212)
10/15/2015	Barclays Bank PLC	10,280,000 GBP	1,995,060,160 JPY	$(696,468)
10/15/2015	JPMorgan Chase	10,700,000 GBP	2,065,618,843 JPY	$(634,528)
10/15/2015	HSBC Bank USA	9,920,000 GBP	126,544,480 NOK	$(66,213)
10/15/2015	Barclays Bank PLC	10,280,000 GBP	$16,100,947	$(329,993)
10/15/2015	Barclays Bank PLC	11,430,000 GBP	$17,595,228	$(60,013)
Contracts Sold:
10/15/2015	Morgan Stanley	10,405,000 AUD	9,920,751 CAD	$151,602
10/15/2015	JPMorgan Chase	20,342,037 CAD	$15,600,000	$139,581
10/15/2015	Goldman Sachs	7,300,000 EUR	$8,229,947	$32,926
10/15/2015	Goldman Sachs	7,300,000 EUR	$8,258,016	$60,995
10/15/2015	Bank of America, N.A.	13,187,500 EUR	$14,632,850	$(175,124)
10/15/2015	Bank of America, N.A.	13,187,500 EUR	$14,649,071	$(158,903)
10/15/2015	JPMorgan Chase	14,600,000 EUR	$16,630,860	$236,819
10/15/2015	Barclays Bank PLC	14,600,000 EUR	$17,050,026	$655,985
10/15/2015	Bank of America, N.A.	14,975,000 EUR	$16,448,540	$(366,581)
10/15/2015	Bank of America, N.A.	26,375,000 EUR	$29,547,121	$(68,827)
10/15/2015	Bank of America, N.A.	27,200,000 EUR	$30,465,768	$(76,555)
10/15/2015	Barclays Bank PLC	10,280,000 GBP	1,995,132,120 JPY	$697,062
10/15/2015	JPMorgan Chase	10,700,000 GBP	2,065,667,100 JPY	$634,926
10/15/2015	HSBC Bank USA	9,920,000 GBP	126,547,456 NOK	$66,572
10/15/2015	Barclays Bank PLC	10,280,000 GBP	$16,140,371	$369,417
10/15/2015	Barclays Bank PLC	11,430,000 GBP	$17,600,486	$65,271
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$873,217
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,012,130 and $ 4,491,366, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Citigroup, Inc.
Reference Entity	Series 24 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	0.344%
Expiration Date	6/20/2020
Implied Credit Spread at 8/31/2015[12]	0.93%
Notional Amount	$160,000,000
Market Value	$1,350,352
Upfront Premiums Paid/(Received)	$2,922,126
Unrealized Depreciation	$(1,571,774)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $163,800,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $512,408,414, which represented 7.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $498,859,032, which represented 7.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,288,500
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$477,442	$260,882
3	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$39,762,216	$40,993,000
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.
9	At August 31, 2015, the cost of investments for federal tax purposes was $6,356,507,687. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $127,483,688. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $192,397,004 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,913,316.
10	Assets, other than investments in securities, less liabilities.
11	Non-income-producing security.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (‘Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$8,162,531	$—	$8,162,531
Corporate Bonds	—	2,572,913,960	260,882	2,573,174,842
Adjustable Rate Mortgages	—	13,923	—	13,923
Asset-Backed Securities	—	8,145,169	—	8,145,169
Commercial Mortgage-Backed Securities	—	214,907,913	—	214,907,913
Government Agencies	—	349,949	—	349,949
U.S. Treasury	—	760,802,911	—	760,802,911
Mortgage-Backed Securities	—	3,915,939	—	3,915,939
Municipal Bonds	—	20,683,110	—	20,683,110
Collateralized Mortgage Obligations	—	12,846,646	—	12,846,646
Foreign Government/Agency	—	20,608,250	—	20,608,250
Equity Securities:
Preferred Stock
Domestic	—	13,210	—	13,210
Investment Companies[1]	14,013,089	2,805,360,893[2]	—	2,819,373,982
Repurchase Agreement	—	40,993,000	—	40,993,000
TOTAL SECURITIES	$14,013,089	$6,469,717,404	$260,882	$6,483,991,375
OTHER FINANCIAL INSTRUMENTS[3]	$10,213,165	$2,223,569	$—	$12,436,734
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $2,554,136,348 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015